CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND BANK BALANCES
Schedule of cash and bank balances

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Cash on hand	18	35
Cash at banks	8,194	8,981
Cash and bank balances	8,212	9,016

Schedule of cash and bank balances that are denominated in various currencies	Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Renminbi	784	203
Hong Kong dollars	6	6
US dollars	7,422	8,807
	8,212	9,016